Disclosure of detailed information about revenue and expenses by reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Total revenue	$ 347,546	$ 321,821
Direct cost of principal revenue	300,570	278,483
Gross profit	46,976	43,338
Adjusted operating expenses	33,750	31,232
Adjusted EBITDA	13,226	12,106
Equity-settled share-based payment expense	4,455	2,317
Income tax expense	1,461	1,545
Depreciation and amortization	3,988	4,529
Foreign exchange (gain) loss	(58)	230
Impairment loss	0	5,000
Net income (loss)	3,380	(1,515)
Loyalty Currency Retailing [Member]
Statement [Line Items]
Total revenue	338,341	314,706
Direct cost of principal revenue	299,969	277,909
Gross profit	38,372	36,797
Adjusted operating expenses	17,623	16,837
Adjusted EBITDA	20,749	19,960
Platform Partners [Member]
Statement [Line Items]
Total revenue	7,704	6,856
Direct cost of principal revenue	570	562
Gross profit	7,134	6,294
Adjusted operating expenses	8,881	8,601
Adjusted EBITDA	(1,747)	(2,307)
Points Travel [Member]
Statement [Line Items]
Total revenue	1,501	259
Direct cost of principal revenue	31	12
Gross profit	1,470	247
Adjusted operating expenses	7,246	5,794
Adjusted EBITDA	$ (5,776)	$ (5,547)